Supplemental Oil and Gas Disclosures - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) MMBoe	Dec. 31, 2016 USD ($) MMBoe	Dec. 31, 2015 USD ($) MMBoe	Jun. 30, 2018 USD ($)
Reserve Quantities [Line Items]
Oil and gas asset retirement obligations | $	$ 214,733	$ 220,049	$ 226,690	$ 414,378
Percentage of proved oil, natural gas and NGL reserves attributable to all of oil and natural gas properties	100.00%	100.00%
Percentage of proved oil, natural gas and NGL reserves attributable to net interests in legacy oil and natural gas properties			100.00%
Estimated proved reserves from extensions and discoveries	12.5	26.6
Decrease of production	10.5
Revision of previous estimates	5.1		7.0
Purchases of estimated proved reserves		13.9	9.5
Prescribed rate of discounted future net cash flows	10.00%
GCER Acquisition
Reserve Quantities [Line Items]
Percentage of proved oil, natural gas and NGL reserves attributable to assets acquired			100.00%
GCER acquisition
Reserve Quantities [Line Items]
Purchases of estimated proved reserves			5.1
DGE Acquisition.
Reserve Quantities [Line Items]
Purchases of estimated proved reserves			4.4